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Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

September 6, 2024

via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Tortoise Energy Infrastructure Corporation (the “Registrant”)

File No. 811-21462

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares of the Registrant common stock in connection with the merger of Tortoise Midstream Energy Fund, Inc. (the “Target Fund”) with and into a wholly-owned subsidiary of the Registrant (the “Merger”).

Each of the Target Fund and the Registrant is a Maryland corporation registered as a closed-end management investment company. This transaction is part of a product restructuring of the Tortoise closed-end funds and contain some similar disclosures to the N-14 for Tortoise Capital Series Trust filed on August 23, 2024.1

Please contact the undersigned at (312) 609-7661 or Jacob C. Tiedt at (312) 609-7697 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Deborah B. Eades
Deborah B. Eades
Shareholder

cc:	Jacob C. Tiedt, Shareholder, Vedder Price P.C.

[1]	See Tortoise Capital Series Trust’s Registration Statement on Form N-14 filed on August 23, 2024 relating to the mergers of Tortoise Pipeline & Energy Fund, Inc., Tortoise Energy Independence Fund, Inc. and Tortoise Power and Energy Infrastructure Fund, Inc. with and into a wholly-owned subsidiary of Tortoise Power and Energy Infrastructure Fund.

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